Document and Entity Information	1 Months Ended
Aug. 08, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	WILLIS GROUP HOLDINGS PLC
Entity Central Index Key	0001140536
Document Type	8-K
Document Period End Date	Aug. 08, 2013
Amendment Flag	false